Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

15.        Intangible assets

					Operation	Licenses			Teaching/
			Internal		licenses	to operate			learning
			project		for distance	medical	Non-compete	Customer	material
		Software	development	Trademarks	learning	courses	agreements	relationship	- TLM	Goodwill	TOTAL
As of December 31, 2019
Net book value		20,044	19,667	61,102	245,721		2,043	3,251	1,527	304,815	658,170
Cost		46,123	22,240	85,163	245,721		10,826	100,695	7,344	372,268	890,380
Accumulated amortization and impairment		(26,079)	(2,573)	(24,061)	—		(8,783)	(97,444)	(5,817)	(67,453)	(232,210)
		—	—								—
Purchase and capitalization		9,790	21,129	—	—		—	—	—	—	30,919
Transfers		5,848	(5,848)	—			—	—	—	—	—
Transfer to held for sale		8	—	—			—	—	—	—	8
Amortization		(11,131)	(7,146)	(3,559)			(1,751)	(3,251)	(1,309)	—	(28,147)
Impairment losses		—	—				—			—	—
As of December 31, 2020
Net book value		24,559	27,802	57,543	245,721		292	—	218	304,815	660,950
Cost		62,039	37,521	85,163	245,721		10,826	100,695	7,344	372,268	921,577
Accumulated amortization and impairment		(37,480)	(9,719)	(27,620)			(10,534)	(100,695)	(7,126)	(67,453)	(260,627)
		—									—
Purchase and capitalization		3,640	28,680	—							32,320
Transfers		985	(985)								—
Amortization		(8,440)	(10,610)	(3,558)			(292)		(218)		(23,118)
Impairment losses											—
As of December 31, 2021
Net book value		20,744	44,887	53,985	245,721		—	—	—	304,815	670,152
Cost		66,664	65,216	85,163	245,721	—	10,826	100,695	7,344	372,268	953,897
Accumulated amortization and impairment		(45,920)	(20,329)	(31,178)	—	—	(10,826)	(100,695)	(7,344)	(67,453)	(283,745)
Purchase and capitalization		18,785	32,090		5,847						56,722
Transfers											—
Business combinations	1.2	33,379	—	341,369	1,206,641	55,454	272,416	294,525	26,584	1,557,774	3,788,142
Amortization		(12,837)	(12,256)	(1,491)			(22,038)	(33,335)	(5,416)		(87,373)
Impairment losses											—
As of December 31, 2022
Net book value		60,071	64,721	393,863	1,458,209	55,454	250,378	261,190	21,168	1,862,589	4,427,643
Cost		141,237	97,306	437,390	1,458,209	55,454	283,242	395,220	33,928	1,930,042	4,832,028
Accumulated amortization and impairment		(81,166)	(32,585)	(43,527)	—	—	(32,864)	(134,030)	(12,760)	(67,453)	(404,385)

Impairment tests of intangible assets with indefinite useful life

Goodwill and operation licenses for digital education were allocated to the Cash-generating units (CGUs), which are identified at the level of Company’s operating segments identified in Note 4.

The operating segment-level summary of the goodwill and intangible assets allocation and the key assumptions for those CGUs that have significant goodwill allocated to them are presented below:

	Distance learning		Continuing education		On-campus
Segment Level	undergraduate courses		courses		undergraduate courses
	2022	2021	2022	2021	2022	2021
Allocation of carrying amount:
Goodwill	1,398,077	285,826	33,009	18,989	431,503	33,916
Intangible assets with indefinite useful life	1,414,061	213,406	38,301	32,315	—	—
Other intangible assets	67,852	55,893	4,979	5,547	11,959	29,072

Key assumptions:
Net operating revenue growth rate (i)	28.8%	25.9%	0.7%	10.2%	(19.9)%	13.4%
Pre-tax discount rate (ii)	10.6%	11.2%	10.6%	11.2%	10.6%	11.2%
Long-term growth rate (iii)	3.2%	3.8%	3.2%	3.8%	3.2%	3.8%
Budgeted gross margin (iv)	70.8%	68.6%	88.9%	82.5%	35.8%	45.4%
(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
(iii)	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
(iv)	Budgeted gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company’s operating history and management’s expectations for the future performance.

Based on the recent changes to legislation and growth of the digital education market in Brazil, Management expects to have strong growth in the digital education undergraduate courses, mainly based on the increase of hubs. In addition to the investments with new hubs, Management also considers investment for improvements to expand their existing units.

For the years ended December 31, 2022 and 2021 the recoverable amount of the cash-generating units (CGUs) was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated long-term growth rates stated above.

There was no goodwill impairment for the year ended December 31, 2022.

The test performed by Management on December 31, 2019 showed an impairment loss of R$ 51,022 (2018 – R$ 33,537) on the on-campus undergraduate courses segment, mainly due to decrease in the average monthly tuition fee per student observed in 2019 and increase in the number of students that are migrating to digital education courses. Due to this impairment, there are no longer any Intangible assets with indefinite useful life in the on-campus undergraduate courses segment.

The impairment losses have been recognized in the statement of profit or loss (Note 24) for the excess of the segment’s carrying amount over its respective recoverable amount, firstly allocated to segment’s goodwill and the remainder proportionally allocated to other intangible assets.

Impact of possible changes in key assumptions

A decrease of 120 basis points in management estimated gross margin used in the value-in-use calculation for the digital education undergraduate courses CGU as of December 31, 2022 (67.4% instead of 68.6%), would have not resulted in the recognition of an impairment of goodwill. Also, the Company performed the same sensitivity analysis for the continuing education courses (81.3% instead of 82.5%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

In addition to the test above reducing gross margin, an increasing of 120 basis points in management’s estimated discount rate applied to the cash flow projections for the two CGUs for the year ended December 31, 2022 (12.4% instead of 11.2%), would have not resulted in the recognition of an impairment of goodwill.

Management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the digital education undergraduate courses and continuing education segments to exceed its recoverable amount.